Identification and business activity - Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	[1]	Peru
Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	[1]	Peru
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Mexico
Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Chile
El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Direct [Member] | Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]	3.19%	3.19%
Direct [Member] | Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]	89.76%	89.76%
Direct [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		20.00%	20.00%
Direct [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		53.06%	53.06%
Direct [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.80%	99.80%
Direct [Member] | Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		90.00%	90.00%
Direct [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.98%	99.98%
Direct [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		70.00%	70.00%
Direct [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.00%	99.00%
Direct [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.00%	99.00%
Direct [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.98%	99.98%
Direct [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Indirect [Member] | Compania Minera Condesa S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Sociedad Minera El Brocal S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]	58.24%	58.24%
Indirect [Member] | Inversiones Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]	10.24%	10.24%
Indirect [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		40.00%	40.00%
Indirect [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.20%	0.20%
Indirect [Member] | Compania de Minas Buenaventura Chile Ltda. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		10.00%	10.00%
Indirect [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.02%	0.02%
Indirect [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		1.00%	1.00%
Indirect [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		1.00%	1.00%
Indirect [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		93.36%	93.36%
Indirect [Member] | Consorcio Energetico de Huancavelica S.A. [Member] | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Empresa de Generacion Huanza S.A. [Member] | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Indirect [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.02%	0.02%
Indirect [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		98.00%	98.00%
Indirect [Member] | Procesadora Industrial Rio Seco S.A. [Member] | Industrial activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%

[1]	As of December 31, 2019 and 2018, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2019 and 2018), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 percent as of December 31, 2019 and 2018.